Net (Loss)/ Earning Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net (Loss) /Earning Per Share
16.
NET (LOSS)/EARNING PER SHARE

Basic and diluted net (loss)/earning per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Net (loss)/income	(806,883)	(91,279)	304,399	41,702
Accretion of redeemable noncontrolling interests	(7,490)	(8,600)	(9,315)	(1,276)
Numerator for computing net (loss)/earning per share	(814,373)	(99,879)	295,084	40,426

16.
NET (LOSS)/EARNING PER SHARE (CONTINUED)

			For the year ended December 31,
		(Amounts in thousands of RMB and US$, except for number of shares and per share data)
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss)/Earnings per share—basic:
Numerator:
Numerator for computing basic net (loss)/earning per share	(677,417)	(136,956)	(83,116)	(16,763)	245,436	33,625	49,648	6,801
Denominator:
Weighted average number of ordinary shares outstanding	269,787,113	54,543,800	270,432,437	54,543,800	269,642,904	269,642,904	54,543,800	54,543,800
Denominator used for basic EPS	269,787,113	54,543,800	270,432,437	54,543,800	269,642,904	269,642,904	54,543,800	54,543,800
(Loss)/Earnings per share—basic	(2.51)	(2.51)	(0.31)	(0.31)	0.91	0.12	0.91	0.12
(Loss)/Earnings per share—diluted:
Numerator:
Numerator for computing diluted net (loss)/earning per share	(677,417)	(136,956)	(83,116)	(16,763)	246,197	33,728	48,887	6,698
Denominator:
Weighted average number of ordinary shares outstanding	269,787,113	54,543,800	270,432,437	54,543,800	269,642,904	269,642,904	54,543,800	54,543,800
Share-based awards	-	-	-	-	5,042,598	5,042,598	-	-
Denominator used for diluted EPS	269,787,113	54,543,800	270,432,437	54,543,800	274,685,502	274,685,502	54,543,800	54,543,800
(Loss)/Earnings per share—diluted	(2.51)	(2.51)	(0.31)	(0.31)	0.90	0.12	0.90	0.12

29,701,893, 28,384,149 and 29,186,898 Class A ordinary shares held by the ESOP Platforms as of December 31, 2022, 2023 and 2024 are considered issued but not outstanding (Note 13) and therefore, not included in the calculation of basic and diluted net (loss)/earning per share.